RISK MANAGEMENT - Structural interest rate risk - Interest bearing assets (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	295,152,761	271,243,126
Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	161,044,709	133,324,764
Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	54,702,965	54,588,642
Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	62,373,114	57,462,890
Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	37,354,237	33,226,626
Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	108,506,577	92,485,143
Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	32,215,868	33,479,825
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	24,400,493	19,332,588
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	251,981,889	236,970,165
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	27,050,198	23,326,776
Investment securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	39,162,618	34,425,693
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	190,129,486	176,168,055
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	110,756,010	102,145,802
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	110,051,750	101,753,217
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	115,414,643	107,047,817
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	49,416,539	34,489,631
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	47,408,803	45,221,180
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	46,834,101	43,030,934
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12,085,311	11,797,765
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,086,428	6,997,938
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	704,260	392,585
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	705,055	392,607
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	705,055	392,607
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	57,810,307	55,692,165
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	61,976,325	59,999,611
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	50,885,802	50,872,650
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	828,680	929,574
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,666,008	5,516,791
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,058,687	9,750,154
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	45,422,950	43,803,092
Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,562,412	18,106,219
Mortgages [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,035,727	18,486,206
Mortgages [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,917,397	14,891,210
Mortgages [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	58,686	53,719
Mortgages [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,022,386	3,498,709
Mortgages [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	931,590	811,497
Mortgages [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,023,065	14,122,281
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	757	223,869
Microcredit [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,375	277,529
Microcredit [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,191	209,073
Microcredit [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,342	1,170
Microcredit [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	151	696
Microcredit [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,059	161,497
Microcredit [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	823	114,166
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	24,138,538	22,171,973
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,230,108	1,704,180
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,598	18,707
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	356,931	325,016
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,845
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,873,177	1,380,390
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,886,987	20,447,860
Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,163,214	15,451,121
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,163,214	15,451,121
Investment securities at fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,472,926	24,446,014
Service concession arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,260,241	17,812,820
Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,181,835	3,830,916
Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,181,835	3,830,916
Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,181,835	3,830,916
IFRS Cash and Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16,998,859	18,597,861
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16,998,859	18,597,861
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16,998,859	18,597,861
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	767,956	2,799,607
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,902,022	2,766,289
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,328,881	13,031,965
Debt securities [member] | Investment securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,425	1,889
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,708,367	9,996,561
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,540,937	2,276,706
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,563,208	5,112,355
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	94,850	133,704
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,604,222	2,607,500
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,446,087	2,143,002
Debt securities [member] | Investment securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	27,050,198	23,326,776
Debt securities [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,937,414	7,113,380
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,937,414	7,113,380
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,937,414	7,113,380
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,415,593	6,281,264
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	39,959	319,900
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	267,185	109,777
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	481,862	512,216
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,148,408	6,171,487
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,425	1,889
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,425	1,889
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		1,450
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,425	439
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		1,450
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	27,050,198	23,326,776
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	27,050,198	23,326,776
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,455,307	18,767,684
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,733	132,430
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	949,667	1,016,347
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,576,159	4,426,662
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 21,505,639	$ 17,751,337